Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 561,966,280
Previously Paid Amount	0
Total Fee Amount	86,037.04
Total Offset Amount	0
Net Fee	$ 86,037.04